Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 467.0	$ 336.4
Trade accounts receivable, net	1,062.4	950.3
Inventories	839.5	756.6
Prepaid expenses and other current assets	149.6	134.8
Total current assets	2,518.5	2,178.1
Property, plant and equipment, net	1,003.0	1,019.5
Goodwill	1,818.4	1,784.4
Intangible assets, net	287.7	339.2
Deferred tax assets	22.8	18.2
Other assets	82.3	50.5
Total assets	5,732.7	5,389.9
Current liabilities:
Short-term financing	13.4	25.3
Trade accounts payable	941.7	852.3
Current portion of long-term debt	62.0	109.0
Accrued compensation	100.7	65.6
Other accrued expenses	301.6	287.3
Total current liabilities	1,419.4	1,339.5
Long-term debt	2,820.0	2,845.0
Pension and other postretirement benefit liabilities	257.1	268.6
Deferred tax liabilities	35.4	17.2
Other long-term liabilities	110.7	109.7
Total liabilities	4,642.6	4,580.0
Stockholders’ equity:
Preferred stock, 200.0 million shares authorized at $0.01 par value with no shares issued or outstanding as of December 31, 2017 and 2016	0.0	0.0
Common stock, 2.0 billion shares authorized at $0.01 par value with 141.1 million and 138.8 million shares issued and outstanding at December 31, 2017 and December 31, 2016, respectively	1.4	1.4
Additional paid-in capital	2,301.3	2,251.8
Accumulated deficit	(934.1)	(1,053.4)
Accumulated other comprehensive loss	(278.5)	(389.9)
Total stockholders’ equity	1,090.1	809.9
Total liabilities and stockholders’ equity	$ 5,732.7	$ 5,389.9